SUBSEQUENT EVENTS (Details) $ in Millions			3 Months Ended	6 Months Ended
	Feb. 15, 2021 USD ($)	Sep. 14, 2020	Mar. 31, 2021	Dec. 31, 2020
Business Combination, Consideration Transferred [Abstract]
Stock Conversion Ratio		1	1	1
Subsequent Event [Member]
Business Combination, Consideration Transferred [Abstract]
Stock Conversion Ratio	1
Subsequent Event [Member] | Maximum [Member]
Business Combination, Consideration Transferred [Abstract]
Cash payment in lieu of vested options	$ 10